Intangible assets	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

Note 7- Intangible assets

Intangible assets consisted of the following:

	December 31, 2024	June 30, 2025
	S$’000	S$’000

At cost:
Purchase software	59	90
Less : Amortization	(1)	(8)
Total	58	82

Amortization expense for the period ended June 30, 2024 and 2025 were approximately to S$ 1,000 and S$8,000, respectively, recognize under general and administrative expenses.